Property and Equipment, Net (Details) - Schedule of Property and Equipment, Net ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Property, Plant and Equipment [Line Items]
Total cost of property and equipment	¥ 147,418		¥ 328,784
Less: Accumulated depreciation	(81,957)		(179,608)
Impairment	(10,954)		(17,918)
Add: Foreign exchange differences			17
Construction in progress			50
Total	54,507	$ 7,677	131,325
Leasehold improvement [Member]
Property, Plant and Equipment [Line Items]
Total cost of property and equipment	88,800		208,518
Buildings [Member]
Property, Plant and Equipment [Line Items]
Total cost of property and equipment	43,372		91,215
Furniture [Member]
Property, Plant and Equipment [Line Items]
Total cost of property and equipment	3,792		9,327
Office equipment [Member]
Property, Plant and Equipment [Line Items]
Total cost of property and equipment	11,386		19,656
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Total cost of property and equipment	¥ 68		¥ 68